UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23352

FlowStone Opportunity Fund

(Exact name of registrant as specified in charter)

55 Nod Road, Ste 120

Avon, CT 06001

(Address of principal executive offices) (Zip code)

Scott Conners

FlowStone Partners, LLC

55 Nod Road, Ste 120

Avon, CT 06001

(Name and address of agent for service)

registrant's telephone number, including area code: (312) 429-2419

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

(a)

FlowStone Opportunity Fund

Semi-Annual Report

For the Six-Months Ended September 30, 2022

(Unaudited)

FlowStone Opportunity Fund

Table of Contents

Investor Letter	2-3
Schedule of Investments	4-8
Statement of Assets, Liabilities and Shareholders’ Capital	9
Statement of Operations	10
Statements of Changes in Shareholders’ Capital	11
Statement of Cash Flows	12
Financial Highlights	13
Notes to the Financial Statements	14-21
Other Information	22
Privacy Notice	23-24

FlowStone Opportunity Fund

Investor Letter
September 30, 2022 (Unaudited)

To All FlowStone Opportunity Fund investors:

We are very pleased to present you with the annual report for FlowStone Opportunity Fund, dated September 30, 2022. For the six months ended September 30, 2022, the Fund accepted $107.9 million in new subscriptions. The Fund’s Net Asset Value is $503.5 million, as of September 30, 2022.

During the six months ended September 30, 2022, the Fund Net Asset Value increased 3.93%; a result with which the Adviser is very pleased. In any investment strategy, the market environment is a significant contributor to absolute returns. We are quite satisfied with our outperformance relative to our primary benchmark, the Russell 2000 stock index. We outperformed our secondary benchmarks of the S&P 500 and MSCI World indices, as well.

We believe the key components of our performance are 1) the excess risk adjusted returns possible through properly executed private equity secondary transactions, including the Adviser’s ability to purchase assets at a discount to Net Asset Value (as reported by the underlying managers); 2) the continuance of the long-term historical outperformance of private equity as an asset class relative to public indices; 3) the level of investment portfolio diversification across all of the relevant metrics (fund, manager, investment strategy, industry sector, and vintage year); and 5) the quality of the Fund’s portfolio (in the Adviser’s assessment). Equally as important, the Adviser has increased the profile of the Fund’s portfolio through the enhancement of its diversification as measured by all the relevant exposures: funds, managers, asset type, industry sector, and vintage year. While the Fund’s allocation to GBP and Euro-denominated assets is small, the strength of the dollar has had a negative impact on overall portfolio returns.

Through Q3 2022, the Fund has completed 34 private equity transactions, the details of which can be found in the Quarterly Snapshot section of the Adviser’s website (www.flowstonepartners.com). 2021 saw record secondary transaction volume, with most estimates around $135 billion. Despite the challenging macro-environment, we expect the transaction volume in 2022 to achieve, and possibly exceed, last year’s level. The Adviser is pleased with quality, pricing, and pace of the Fund’s deal flow pipeline and investment activity. We expect the private equity secondary markets will continue to enjoy increased transaction volume as pent-up supply finds its way to the market and the economic environment creates pressures for investors to actively manage their private equity portfolios through secondary transactions.

As of September 30, 2022, the Fund has approximately $78.4 million of uninvested capital available to make secondary purchases and primary commitments in the private equity market. The Adviser’s experience investing through multiple macro environments over the past 29 years suggests that the increase in deal volume, combined with a relatively favorable pricing environment at the smaller end of the secondary market where the Fund focuses, may create an attractive buying opportunity.

Please don’t hesitate to contact us with any questions or concerns.

Sincerely,

Scott P. Conners, CFA
President
FlowStone Opportunity Fund

Past performance is not indicative of future results. Investment in this Fund may result in the loss of all principal amounts invested. Shares are not listed on any securities exchange and it is not anticipated that a secondary market for Shares will develop. Shares are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Agreement and Declaration of Trust. Although the Fund may offer to repurchase Shares from time to time, Shares will not be redeemable at a Shareholder’s option nor will they be exchangeable for Shares or shares of any other fund. As a result, an investor may not be able to sell or otherwise liquidate his or her Shares. Shares are appropriate only for those investors who can tolerate a high degree of risk and do not require a liquid investment and for whom an investment in the Fund does not constitute a complete investment program. The amount of distributions that the Fund may pay, if any, is uncertain. The Fund may pay distributions in significant part from sources that may not be available in the future and that are unrelated to the Fund’s performance, such as offering proceeds, borrowings, and amounts from the Fund’s affiliates that are subject to repayment by investors.

FlowStone Opportunity Fund

Investor Letter
September 30, 2022 (Unaudited) (Continued)

This is not an offer to sell Shares and is not soliciting an offer to buy Shares in any state or jurisdiction where such offer or sale is not permitted. You are advised to read the Prospectus carefully prior to investment.

Investments in the Fund may be made only by “Eligible Investors” defined as a “qualified client” within the meaning of Rule 205-3 under the Advisers Act and an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended (the “Securities Act”).

This material represents the manager’s assessment of the Fund and market environment as of September 30, 2022 and should not be relied upon by the reader as research, tax or investment advice, is subject to change at any time based upon economic, market, or other conditions and the Advisor undertakes no obligation to update the views expressed herein. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Fund’s trading intent.

The Fund’s principal underwriter is UMB Distribution Services, LLC.

FlowStone Opportunity Fund

Schedule of Investments
September 30, 2022 (Unaudited)

Investment Funds*	Geographic Region**	Investment Strategy	Cost	Fair Value	% of Shareholders’ Capital	Original Acquisition Date
Primary Investments
Apax X USD, L.P.(a)(b)	Guernsey	Leveraged Buyout	$1,361,860	$1,492,071	0.30%	3/3/2020
Clearlake Capital Partners VII (USTE), L.P.(b)	North America	Leveraged Buyout	3,395,180	3,254,194	0.65%	10/29/2021
Fin VC Flagship II, LP(a)(b)	North America	Venture	1,340,268	1,338,113	0.27%	5/6/2021
Great Hill Equity Partners VIII, L.P.(a)(b)	North America	Leveraged Buyout	14,354	(288,784)	-0.06%	1/31/2022
Liquid Stock I, L.P.(a)(b)	North America	Private Equity Fund	3,838,844	5,066,734	1.01%	8/30/2019
Madison Dearborn Capital Partners VIII-A, L.P.(b)	North America	Leveraged Buyout	2,752,256	2,842,190	0.56%	6/21/2021
New Mountain Partners VI, L.P.(a)(b)	North America	Leveraged Buyout	1,256,592	1,279,000	0.25%	4/8/2020
Sun Capital Partners VIII-A, L.P.(a)(b)	North America	Leveraged Buyout	28,095	(85,000)	-0.02%	6/30/2022
The Veritas Capital Fund VIII, LP(a)(b)	North America	Leveraged Buyout	115,282	(33,446)	-0.01%	3/16/2022
Trident Capital IX, L.P.(a)(b)	North America	Leveraged Buyout	544,468	440,179	0.09%	9/17/2021
Vista Equity Partners Fund VIII-A, L.P.(a)(b)	North America	Leveraged Buyout	31,606	(35,715)	-0.01%	8/24/2022
Warburg Pincus Global Growth 14, L.P.(a)(b)	North America	Leveraged Buyout	1,012,660	932,392	0.19%	1/31/2022
Total Primary Investments (Cost $15,691,465) (3.22%)***				16,201,928

Secondary Investments
AEA Investors Fund V LP (a)(b)	North America	Leveraged Buyout	546,203	901,606	0.19%	1/1/2022
AEA-SEI Holding II (Delta Rigging) (a)(b)	North America	Leveraged Buyout	1,007,860	1,484,019	0.30%	3/31/2022
AIC Credit Opportunities Partners Fund II, L.P.(b)	North America	Private Credit	4,795,321	4,345,094	0.87%	10/31/2019
American Securities Partners VI, L.P.(b)	North America	Leveraged Buyout	2,922,345	3,089,775	0.62%	12/31/2021
Ampersand CF Limited Partnership - Class A(a)(b)	North America	Leveraged Buyout	169,071	1,260,929	0.26%	10/29/2020
Ampersand CF Limited Partnership - Class B(a)(b)	North America	Leveraged Buyout	302,221	2,248,168	0.46%	10/29/2020
Ampersand 2006, L.P.(a)(b)(c)	North America	Venture	—	24,181	0.00%	12/31/2019
Arsenal Capital Partners III-B LP.(a)(b)	North America	Leveraged Buyout	2,034,163	1,216,082	0.24%	1/1/2022
Audax Mezzanine Fund III, L.P.(b)	North America	Private Credit	351,978	566,906	0.11%	6/30/2021
Audax Private Equity Fund IV, L.P.(b)	North America	Leveraged Buyout	—	—	0.00%	4/1/2022
August Capital V, L.P.(a)(b)	North America	Venture	10,066,877	12,011,983	2.39%	6/30/2022
August Capital V Special Opportunities, L.P.(a)(b)	North America	Venture	11,460	1,208,607	0.24%	6/30/2022
Awz Pentera II, LLC(a)(b)	North America	Venture	10,197,743	17,050,000	3.39%	8/24/2022
Bain Capital Europe III, L.P.(a)(b)	North America	Leveraged Buyout	190,183	99,815	0.02%	12/31/2021
Bain Capital Venture Fund 2009, L.P.(a)(b)	North America	Venture	6,649,539	4,913,651	0.98%	6/30/2022
BC European Capital IX, L.P.(a)(b)	Guernsey	Leveraged Buyout	8,737,248	6,570,004	1.30%	12/31/2020
BC Partners Galileo (2) L.P.(a)(b)	Guernsey	Leveraged Buyout	2,187,016	2,397,028	0.48%	6/10/2021
Caltius Partners IV, L.P.(b)	North America	Private Credit	4,136,905	3,931,792	0.78%	6/30/2021
Canaan VII, L.P.(a)(b)	North America	Venture	432,808	882,110	0.18%	12/31/2019
Carlyle Europe Partners IV, L.P.(a)(b)	United Kingdom	Leveraged Buyout	1,485,687	1,055,835	0.21%	12/31/2021
Carlyle Partners VI, L.P.(b)	North America	Leveraged Buyout	2,488,300	1,603,756	0.32%	12/31/2021
Castle Harlan Partners V & AIV(a)(b)(c)(d)	North America	Leveraged Buyout	737,815	120,814	0.02%	9/30/2021
Catterton Partners VI, L.P.(a)(b)	North America	Leveraged Buyout	546,441	1,028,318	0.20%	12/31/2019
Centerbridge Special Credit Partners, L.P.(a)(b)	North America	Private Credit	71,891	22,731	0.00%	12/31/2021
Cerberus Institutional Partners VI, L.P.(a)(b)	North America	Leveraged Buyout	1,289,503	1,829,006	0.36%	7/30/2021
Charles River Partnership XIV, LP(a)(b)	North America	Venture	1,188,379	2,077,235	0.41%	6/30/2022
Clarus Lifesciences II, L.P.(a)(b)	North America	Venture	5,565	710,015	0.14%	6/30/2022
Clayton, Dubilier & Rice Fund IX, L.P.(b)	North America	Leveraged Buyout	7,036,175	6,159,235	1.22%	12/31/2021
Columbia Capital Equity Partners V (QP), L.P.(a)(b)	North America	Venture	4,933,543	8,679,990	1.72%	6/30/2022
Court Square Capital Partners (Offshore) III, L.P.(b)	North America	Leveraged Buyout	4,814,347	4,086,295	0.81%	12/31/2021

See accompanying Notes to the Financial Statements.

FlowStone Opportunity Fund

Schedule of Investments
September 30, 2022 (Unaudited) (Continued)

Investment Funds*	Geographic Region**	Investment Strategy	Cost	Fair Value	% of Shareholders’ Capital	Original Acquisition Date
Secondary Investments (continued)
CRG Partners III (Holdings I) L.P.(b)(d)	North America	Private Credit	$425,757	$444,439	0.09%	6/30/2021
Crosslink Ventures V, L.P.(a)(b)(c)(d)	North America	Venture	468,540	472,980	0.09%	1/1/2020
CVC Capital Partners VI (A) L.P.(b)	Jersey	Leveraged Buyout	5,404,951	4,754,753	0.94%	1/1/2022
Dace Ventures I, L.P.(a)(b)	North America	Venture	294,908	388,000	0.08%	12/31/2019
DBAG Fund VI (Guernsey) L.P.(a)(b)	Guernsey	Leveraged Buyout	1,454,279	1,428,322	0.28%	12/31/2021
DFJ Growth 2006 Continuation, L.P.(a)(b)(d)	North America	Leveraged Buyout	1,497,477	6,012,179	1.19%	12/31/2019
EagleTree Partners IV, LP(a)(b)	North America	Leveraged Buyout	1,154,854	1,618,551	0.32%	6/30/2021
Emerald Partners V, L.P.(a)(b)(c)	North America	Leveraged Buyout	733	2,940	0.00%	12/31/2019
EnerTech Capital Partners III, L.P.(a)(b)	North America	Venture	149,040	26,263	0.01%	12/31/2019
Falcon Strategic Partners III, L.P.(b)	North America	Private Credit	1,849,215	2,737,517	0.54%	6/30/2021
Fin Venture Capital I, L.P.(a)(b)	North America	Venture	3,573,341	9,406,357	1.87%	6/30/2020
Flexpoint Fund II (Cayman), L.P.(a)(b)(d)	North America	Venture	1,900,626	3,093,968	0.61%	6/30/2022
Flexpoint Fund II, L.P.(a)(b)(d)	North America	Venture	1,801,552	3,033,877	0.60%	6/30/2022
Flybridge Capital Partners III, LP(a)(b)	North America	Venture	10,939,815	9,349,232	1.86%	6/30/2022
Francisco Partners III (Cayman), L.P.(a)(b)	Cayman	Leveraged Buyout	—	616,978	0.12%	12/31/2020
Francisco Partners III (Domestic AIV), L.P.(a)(b)	North America	Leveraged Buyout	—	225,453	0.04%	12/31/2020
Francisco Partners III, L.P.(a)(b)	North America	Leveraged Buyout	—	866,625	0.17%	12/31/2020
GF Capital Private Equity Fund II-B, L.P.(a)(b)	North America	Leveraged Buyout	5,671,611	5,083,209	1.01%	12/31/2021
Hony Capital Fund V, L.P.(a)(b)	North America	Leveraged Buyout	1,980,035	1,427,936	0.28%	1/31/2022
ICG Ludgate Hill IB SCSp(a)(b)(d)	Luxembourg	Leveraged Buyout	9,592,226	20,763,397	4.12%	6/22/2021
ICG Ludgate Hill IIIA Porsche LP(a)(b)(d)	Luxembourg	Leveraged Buyout	32,977,193	39,534,971	7.85%	9/26/2022
Icon Partners IV, L.P.(a)(b)	North America	Leveraged Buyout	8,349,670	8,966,956	1.78%	5/21/2021
Icon Partners V, L.P.(a)(b)	North America	Leveraged Buyout	7,418,042	7,597,404	1.51%	8/27/2021
IK VII Fund(a)(b)	Jersey	Leveraged Buyout	516,357	558,162	0.11%	12/31/2021
Institutional Venture Partners XII, L.P.(a)(b)(c)(d)	North America	Venture	333,256	38,500	0.01%	12/31/2019
Institutional Venture Partners XIV, L.P.(a)(b)	North America	Venture	2,759,794	1,786,318	0.35%	12/31/2021
Intermediate Capital Asia Pacific Fund 2008, L.P.(b)	Jersey	Private Credit	245,618	756,185	0.15%	6/30/2021
JFL-NG Continuation Fund, L.P.(a)(b)	North America	Leveraged Buyout	2,764,360	3,955,229	0.79%	10/27/2021
JK&B Capital V, L.P.(a)(b)(c)(d)	North America	Venture	148,521	145,496	0.03%	12/31/2019
LEP Opportunities II, L.P.(a)(b)	North America	Leveraged Buyout	8,082,801	8,042,986	1.60%	6/27/2022
Lincolnshire Equity Fund IV-A, L.P.(b)	North America	Leveraged Buyout	1,606,812	2,791,088	0.55%	12/31/2020
Littlejohn Fund IV, LP(a)(b)(d)	North America	Leveraged Buyout	268,332	722,547	0.14%	9/30/2021
Lord Investment S.a r.l. (Valextra SpA)(a)(b)(d)	Western Europe	Leveraged Buyout	1,867,892	1,623,211	0.32%	3/31/2022
MDV IX, L.P.(a)(b)	North America	Venture	6,134,654	8,853,407	1.76%	12/31/2020
Milestone Partners FS LP(a)(b)	North America	Leveraged Buyout	1,537,850	1,280,993	0.25%	12/31/2021
Milestone Partners IV, L.P.(a)(b)	North America	Leveraged Buyout	1,610,840	1,391,869	0.28%	12/31/2021
Morgenthaler Venture Partners IX, LP(a)(b)	North America	Venture	480,634	828,354	0.16%	12/31/2020
NEO Capital Private Equity Fund II L.P.(a)(b)	Western Europe	Fund of Funds	1,599,307	1,489,309	0.30%	1/18/2022
Northstar Mezzanine Partners V, L.P.(b)	North America	Private Credit	939,194	214,535	0.04%	6/30/2021
NYLCAP Mezzanine Offshore Partners III, L.P.(b)	North America	Private Credit	645,533	407,688	0.08%	6/30/2021
Oaktree European Principal Fund III (U.S.), L.P.(a)(b)	North America	Private Credit	1,369,361	1,519,772	0.30%	11/1/2021
Onex Partners III LP(b)	North America	Leveraged Buyout	516,086	690,915	0.14%	10/1/2021
Onset VI, L.P.(a)(b)	North America	Venture	3,279,714	4,437,554	0.88%	6/30/2022
Park Square Capital Partners II, L.P.(b)	Guernsey	Private Credit	1,680,967	1,684,599	0.33%	6/30/2021

See accompanying Notes to the Financial Statements.

FlowStone Opportunity Fund

Schedule of Investments
September 30, 2022 (Unaudited) (Continued)

Investment Funds*	Geographic Region**	Investment Strategy	Cost	Fair Value	% of Shareholders’ Capital	Original Acquisition Date
Secondary Investments (continued)
Parthenon Investors III, L.P.(b)	North America	Leveraged Buyout	$431,547	$671,223	0.13%	12/31/2019
Peepul Capital Fund II LLC(a)(b)(d)	Rest of World	Venture	1,484,895	3,110,919	0.62%	6/30/2022
Pegasus WSJLL Fund, L.P.(a)(b)	North America	Leveraged Buyout	8,586,099	9,200,000	1.83%	12/14/2021
Permira V(a)(b)	Guernsey	Leveraged Buyout	6,084,342	3,326,046	0.66%	2/1/2022
Platinum Equity Capital Partners III, L.P.(a)(b)(d)	North America	Leveraged Buyout	1,246,439	1,296,420	0.26%	3/31/2022
Point 406 Ventures I, L.P.(a)(b)	North America	Venture	1,865,426	795,104	0.16%	12/31/2019
Pro SPV, LP(a)(b)	North America	Leveraged Buyout	8,345,445	13,317,578	2.65%	8/27/2021
PT2-A, L.P.(a)(b)	North America	Leveraged Buyout	6,454,213	6,715,225	1.33%	12/15/2021
Quad-C Partners VIII, LP(a)(b)	North America	Leveraged Buyout	678,626	8,919	0.00%	9/30/2021
Redpoint Ventures IV, L.P.(a)(b)	North America	Venture	3,020,976	1,553,827	0.31%	12/31/2020
Rembrandt Venture Partners Fund Two, L.P.(a)(b)	North America	Venture	922,119	995,344	0.20%	12/31/2019
Reverence Capital Partners Opportunities Fund I, L.P.(b)(d)	North America	Leveraged Buyout	1,487,996	1,782,770	0.35%	12/31/2020
Riverstone Global Energy and Power Fund VI, LP(b)	North America	Leveraged Buyout	317,082	701,727	0.14%	6/30/2021
Roark Capital Partners CF LP(a)(b)	North America	Leveraged Buyout	12,650,022	13,528,919	2.69%	8/19/2022
Savant Growth Fund I, LP(a)(b)	North America	Leveraged Buyout	1,929,254	1,279,881	0.25%	12/8/2020
StepStone Real Estate Partners III, L.P.(b)(d)	North America	Fund of Funds	97,381	174,834	0.03%	6/30/2021
Summit Partners Growth Equity Fund IX-A, L.P.(a)(b)	North America	Leveraged Buyout	2,849,840	3,005,556	0.60%	6/30/2021
Summit Partners Subordinated Debt IV-B, L.P.(a)(b)	North America	Private Credit	828,415	689,770	0.14%	6/30/2021
TA Subordinated Debt Fund III, L.P.(b)	North America	Private Credit	669,849	587,752	0.12%	7/30/2021
TCW/Crescent Mezzanine Partners VB, L.P.(a)(b)	North America	Private Credit	26,042	266,094	0.05%	6/30/2021
The Peninsula Fund V, L.P.(b)	North America	Private Credit	9,480,696	13,423,226	2.67%	7/1/2021
The Resolute Fund III, L.P.(a)(b)	North America	Leveraged Buyout	1,630,206	2,336,050	0.46%	12/31/2021
The Veritas Capital Partners IV, LP(a)(b)	North America	Leveraged Buyout	28,583	97,136	0.02%	1/1/2022
TowerBrook Investors IV (OS), L.P.(b)	North America	Leveraged Buyout	4,439,547	3,364,062	0.67%	12/31/2021
TZP Capital Partners I (PIV), LP(a)(b)	North America	Leveraged Buyout	75,057	69,131	0.01%	4/7/2021
TZP Capital Partners II-A (Blocker), LP(b)	North America	Leveraged Buyout	593,197	957,298	0.19%	4/7/2021
TZP Small Cap Partners I-A (Blocker), LP(b)	North America	Leveraged Buyout	276,534	249,166	0.05%	4/7/2021
Versant Venture Capital IV, L.P.(a)(b)	North America	Venture	6,545,505	1,035,596	0.21%	12/31/2020
Warburg Pincus Financial Sector, L.P.(a)(b)	North America	Leveraged Buyout	19,885,218	19,215,538	3.82%	6/30/2022
Warburg Pincus Global Growth L.P.(a)(b)	North America	Leveraged Buyout	16,890,390	23,364,215	4.64%	6/30/2022
Warburg Pincus Private Equity XII, L.P.(a)(b)	North America	Leveraged Buyout	20,662,142	21,708,074	4.31%	6/30/2022
Total Secondary Investments (Cost $355,111,418) (81.72%)***				411,473,404
Total Investment Funds (Cost $370,802,883) (84.94%)***				$427,675,332

See accompanying Notes to the Financial Statements.

FlowStone Opportunity Fund

Schedule of Investments
September 30, 2022 (Unaudited) (Continued)

Short-Term Investment (15.26%)***	Shares	Fair Value
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 2.77% (e)	76,807,620	$76,807,620
Total Money Market Fund (Cost $76,807,620) (15.26%)***		$76,807,620

Total Investments (Cost $447,610,503) (100.20%)***		$504,482,952
Liabilities less other assets (-0.20%)***		(991,881)
Shareholders’ Capital - 100.00%***		$503,491,071

Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment.

Secondary Investments are Private Equity Fund Investments generally acquired in the secondary market.

*

Restricted investments as to resale. Certain Investment Funds will distribute proceeds upon realization events and such proceeds are distributed at the discretion of the Investment Manager, as they become available.

**	The geographic region disclosed is based on where each Investment Fund is domiciled.

***	As a percentage of total shareholders’ capital.

(a)	Non-income producing.

(b)	Investment Funds are issued in private placement transactions and as such are restricted as to resale per Rule 12-12-8 of Regulation S-X.

(c)	The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner.

(d)	Fair valued by the Fair Value Committee based on policies and procedures established by the Board of Trustees and considered a Level 3 investment.

(e)	The rate quoted is the annualized seven-day yield of the fund at the period end.

See accompanying Notes to the Financial Statements.

FlowStone Opportunity Fund

Schedule of Investments
September 30, 2022 (Unaudited) (Continued)

Investment Strategy as a Percentage of Total Shareholders’ Capital (Unaudited)

Liabilities less other assets
-0.2%
Private Equity Funds
1.0%
Short-Term Investments
15.3%
Private Credit Funds
6.3%
Fund of Funds
0.3%
Venture Funds
19.5%
Leveraged Buyout Funds
57.8%

See accompanying Notes to the Financial Statements.

FlowStone Opportunity Fund

Statement of Assets, Liabilities and Shareholders’ Capital
September 30, 2022 (Unaudited)

Assets
Investments in Investment Funds, at fair value (cost $370,802,883)	$427,675,332
Investments in Short-Term Investments, at fair value (cost $76,807,620)	76,807,620
Cash	1,547,977
Dividends receivable	198,783
Total Assets	506,229,712

Liabilities
Incentive fee payable	244,250
Investment Advisory fee payable	1,755,562
Professional fees payable	147,379
Administration & Accounting fees payable	134,944
Transfer Agent fees payable	24,842
Chief Compliance Officer & Chief Financial Officer fees payable	38,605
Trustees fees payable	109,720
Other accrued expenses	283,339
Total Liabilities	2,738,641

Shareholders’ Capital
Paid-in Capital	$485,298,431
Total distributable earnings	18,192,640

Total Shareholders’ Capital	$503,491,071

Shares Outstanding	28,418,747

Net asset value per Share:	$17.72

See accompanying Notes to the Financial Statements.

FlowStone Opportunity Fund

Statement of Operations
For the Six-Months Ended September 30, 2022 (Unaudited)

Income
Dividend income	$1,588,714
Interest income	105,715
Income from underlying Investment Funds	842,281
Total Income	2,536,710

Expenses
Investment Advisory fee (See Note 8)	3,232,008
Incentive Fee (See Note 8)	1,899,906
Professional fees	534,358
Expense waiver recoupment	434,294
Administration & Accounting fees	262,636
Trustees’ fees	75,000
Chief Compliance Officer & Chief Financial Officer fees	70,000
Transfer Agent fees	34,683
Other expenses	106,919
Total Expenses	6,649,804

Net Investment Income (Loss)	(4,113,094)

Net Realized Gain and Change in Unrealized Appreciation/Depreciation on Investments in Investment Funds, Investments in Securities and Foreign Currency Translation
Net realized gain on Investments in Investment Funds, investments in securities and foreign currency transactions	9,605,309
Net change in unrealized appreciation/depreciation on Investments in Investment Funds and foreign currency translation	12,278,775
Total Net Realized Gain and Change in Unrealized Appreciation/Depreciation on Investments in Investment Funds, Investments in Securities and Foreign Currency Translation	21,884,084

Net increase in Shareholders’ Capital from operations	$17,770,990

See accompanying Notes to the Financial Statements.

FlowStone Opportunity Fund

Statements of Changes in Shareholders’ Capital

	For the Six-Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022
Operations
Net investment income (loss)	$(4,113,094)	$(6,849,426)
Net realized gain from investments in Investment Funds, investments in securities and foreign currency transactions	9,605,309	32,500,636
Net change in unrealized appreciation/depreciation on investments in Investment Funds and foreign currency translation	12,278,775	13,119,056
Net increase in Shareholders’ Capital from operations	17,770,990	38,770,266

Distributions to shareholders
Distributions	—	(8,368,152)
Net decrease in Shareholders’ Capital from distributions	—	(8,368,152)

Shareholders’ Capital Transactions
Proceeds from sale of Shares	107,915,000	205,160,001
Reinvestment of distributions	—	8,060,830
Repurchase of Shares	(110,046)	(1,228,748)
Net Increase in Shareholders’ Capital from capital transactions	107,804,954	211,992,083

Shareholders’ Capital
Beginning of period	377,915,127	135,520,930
End of period	$503,491,071	$377,915,127

Shares outstanding at beginning of period	22,160,179	9,256,913
Shares sold	6,264,806	12,497,176
Shares reinvested	—	478,103
Shares redeemed	(6,238)	(72,013)
Shares outstanding at end of period	28,418,747	22,160,179

See accompanying Notes to the Financial Statements.

FlowStone Opportunity Fund

Statement of Cash Flows
For the Six-Months Ended September 30, 2022 (Unaudited)

Cash flows from operating activities
Net increase in Shareholders’ Capital from operations	$17,770,990
Adjustments to reconcile net increase in Shareholders’ Capital from operations to net cash used in operating activities:
Purchases of investments in Investment Funds	(179,681,297)
Capital distributions received from Investment Funds	23,645,802
Net realized gain from investments in Investment Funds, investments in securities and foreign currency transactions	(9,605,309)
Net change in unrealized appreciation/depreciation on investments in Investment Funds and foreign currency translation	(12,278,775)
Net cash paid for purchases, sales, and maturities of short-term investments	54,319,177
Changes in operating assets and liabilities:
(Increase) Decrease in dividends receivable	(187,957)
Increase (Decrease) in investments purchased payable	(239,838)
Increase (Decrease) in investment advisory fees payable	541,188
Increase (Decrease) in administration & accounting fees payable	27,782
Increase (Decrease) in transfer agent fees payable	(5,855)
Increase (Decrease) in chief compliance officer & chief financial officer fees payable	11,667
Increase (Decrease) in professional fees payable	(12,988)
Increase (Decrease) in trustees fees payable	35,000
Increase (Decrease) in incentive fee payable	244,250
Increase (Decrease) in other accrued expenses	(140,814)
Net cash used in operating activities	(105,556,977)

Cash flows from financing activities
Proceeds from sale of shares	36,480,000
Repurchase of shares	(810,046)
Net cash provided by financing activities	35,669,954

Net change in cash	(69,887,023)

Cash at beginning of period	71,435,000

Cash at End of Period	$1,547,977

See accompanying Notes to the Financial Statements.

FlowStone Opportunity Fund

Financial Highlights

	For the Six-Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Year Ended March 31, 2021	For the Period August 30, 2019 (Commencement of Operations) to March 31, 2020
Net asset value per Share, beginning of period	$17.05	$14.64	$10.54	$10.00
Net increase in Shareholders’ Capital from operations:
Net investment loss*	(0.19)	(0.41)	(0.48)	(0.02)
Net realized gain and change in unrealized appreciation	0.86	3.41	4.58	0.56
Net increase in Shareholders’ Capital from operations:	0.67	3.00	4.10	0.54
Distributions from net investment income	—	—	— **	—
Distributions from capital gains	—	(0.59)	—	—
Total distributions	—	(0.59)	— **	—

Net asset value per Share, end of period	$17.72	$17.05	$14.64	$10.54

Total Return(1)(2)	3.93%	20.53%	38.90%	5.40%

Ratios/Supplemental Data:
Shareholders’ Capital, end of period (in thousands)	$503,491	$377,915	$135,521	$45,366
Ratio of net investment income/(loss) to average Shareholders’ Capital(2)(3)(7)	(1.64)%	(2.40)%	(3.65)%	0.35%
Ratio of gross expenses to average Shareholders’ Capital(2)(3)(4)(7)	2.96%	3.49%	6.32%	5.65%
Ratio of net expenses to average Shareholders’ Capital(2)(3)(5)(6)(7)	2.96%	3.49%	5.48%	2.82%
Portfolio Turnover(2)	0.00%	0.00%	0.00%	0.00%

*	Per share data is computed using the average shares method.

**	Amount represents less than $0.005 per share.

(1)	Total Return based on net asset value per Share is the combination of changes in net asset value per Share and reinvested distributions at net asset value per Share, if any.

(2)	Not annualized for periods less than 12 months.

(3)	Annualized, except for incentive fees.

(4)	Represents the ratio of expenses to average Shareholders’ Capital absent fee waivers and/or expense reimbursement by the Adviser.

(5)

The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term ending at the end of the Limitation Period to limit the amount of the Fund’s total annual ordinary operating expenses, excluding certain “Specified Expenses” as outlined in the Notes to the Financial Statements.

(6)	The incentive fee of $1,899,906, $4,382,456; 3,209,563; and 329,102, respectively, is exclusive of the 1.95% expense cap.

(7)

The income and expense ratios do not reflect the Fund’s proportionate share of the net income (loss) and expenses, including incentive fees or allocations, of the Investment Funds. The Investment Funds’ expense ratios, excluding incentive fees or allocations range from 0.00% to 10.40% (unaudited). The Investment Funds’ incentive fees or allocations can be up to 30% of profits earned (unaudited).

See accompanying Notes to the Financial Statements.

FlowStone Opportunity Fund

Notes to the Financial Statements
September 30, 2022 (Unaudited)

1. Organization

FlowStone Opportunity Fund (the “Fund”) was organized as a Delaware statutory trust on May 23, 2018 and commenced operations on August 30, 2019. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. FlowStone Partners, LLC, an investment adviser registered under the Investment Advisers Act of 1940, as amended, (the “Advisers Act”) serves as the Fund’s investment adviser (the “Adviser”).

The Fund’s primary investment objective is to generate appropriate risk-adjusted long-term returns by investing in a diversified portfolio of private equity investments. The Fund’s investments are expected to consist primarily of: (i) secondary investments in private equity funds managed by third-party managers; (ii) primary investments in private equity funds managed by third-party managers; and (iii) direct co-investments in the equity and/or debt of operating companies.

The Board of Trustees (the “Board”) of the Fund has overall responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser.

2. Summary of Significant Accounting Policies

The Fund is an investment company and as a result, maintains its accounting records and has presented these financial statements in accordance with the reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”).

A) Investment Transactions - Purchases of investments in the Investment Funds are recorded as of the first day of legal ownership of an Investment Fund and redemptions from the Investment Funds are recorded as of the last day of legal ownership. Non-cash stock distributions received from Investment Funds are recorded on the date that the distributions are known. Realized gains or losses on investments in the Investment Funds and investments in securities are recorded at the time of the disposition of the respective investment based on specific identification. Investment in security transactions are recorded on trade date.

B) Valuation of Investments - Pursuant to Fund’s valuation policies, the Board has delegated to the Adviser as Valuation Designee, the general responsibility for valuation of the investments subject to oversight by the Board. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, generally at an amount equal to the Net Asset Value (“NAV”) of the Fund’s investment in the Investment Funds as determined by the Investment Fund’s general partner or Investment Manager. This is commonly referred to as using NAV as the practical expedient which allows for estimation of the fair value of an investment in an investment entity based on NAV or its equivalent if the NAV of the investment entity is calculated in a manner consistent with ASC 946. Because of the inherent uncertainty of valuations of the investments in the Investment Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Investment Funds existed, and the differences could be material. In accordance with its valuation policies, if no such information is available, or if such information is deemed to not be reflective of fair value by the Adviser, an estimated fair value is determined in good faith by the Adviser pursuant to the Fund’s valuation procedures. All adjustments to fair value made by the Adviser are reviewed and approved by the Fund’s Valuation Committee, subject to Board approval.

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined. Investments in open-end investment companies are valued at their reported NAV per share.

C) Use of Estimates - The preparation of the financial statements in accordance with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

D) Dividend, Interest and Investment Income Recognition and Expenses - Dividend, interest and investment income is recognized on an accrual basis as earned. The Fund accounts for income from underlying Investment Fund distributions based on the nature of such distributions as determined by the underlying investment managers. Expenses are recognized on an accrual basis as incurred. The Fund bears all expenses incurred in the course of its operations, including, but not limited to,

FlowStone Opportunity Fund

Notes to the Financial Statements
September 30, 2022 (Unaudited) (Continued)

the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board. Expenses are subject to the Fund’s Expense Limitation Agreement (see Note 8).

E) Foreign Currency Translation - The functional currency of the Fund is the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the composite rate of exchange as reported at the end of each reporting period by third-party pricing sources. Purchases and sales of investments and income and expenses denominated in currencies other than U.S. dollars are translated at the rates of exchange on the respective dates of such transactions. The resulting foreign exchange realized and or unrealized gain (loss) from such transactions is included in net change in unrealized appreciation/depreciation on investments in Investment Funds and foreign currency translation on the statement of operations.

3. Risk Associated with Investments in Investment Funds

A) Dependence on the Investment Fund Managers - Because the Fund invests in private equity funds (“Investment Funds”), a Shareholder’s investment in the Fund will be affected by the investment policies and decisions of the Investment Fund Manager of each Investment Fund in direct proportion to the amount of Fund assets that are invested in each Investment Fund. The Fund’s NAV may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Investment Funds invest and the financial condition and prospects of issuers in which the Investment Funds invest. The success of the Fund depends upon the ability of the Investment Fund Managers to develop and implement strategies that achieve their investment objectives. Shareholders will not have an opportunity to evaluate the specific investments made by the Investment Funds or the Investment Fund Managers, or the terms of any such investments. In addition, the Investment Fund Managers could materially alter their investment strategies from time to time without notice to the Fund. There can be no assurance that the Investment Fund Managers will be able to select or implement successful strategies or achieve their respective investment objectives.

B) Investment Funds Not Registered - The Fund is registered as an investment company under the Investment Company Act. The Investment Company Act is designed to afford various protections to investors in pooled investment vehicles. For example, the Investment Company Act imposes limits on the amount of leverage that a registered investment company can assume, restricts layering of costs and fees, restricts transactions with affiliated persons and requires that the investment company’s operations be supervised by a board of directors, a majority of whose members are independent of management. However, most of the Investment Funds in which the Fund invests are not subject to the provisions of the Investment Company Act. Many Investment Fund Managers may not be registered as investment advisers under the Advisers Act. As an indirect investor in the Investment Funds managed by Investment Fund Managers that are not registered as investment advisers, the Fund will not have the benefit of certain of the protections of the Advisers Act. The Investment Funds generally are exempted from regulation under the Investment Company Act because they permit investment only by investors who meet very high thresholds of investment experience and sophistication, as measured by net worth. The Fund’s investment qualification thresholds are generally lower. As a result, the Fund provides an avenue for investing in Investment Funds that would not otherwise be available to certain investors. This means that investors who would not otherwise qualify to meet the initial subscription threshold would qualify to invest in largely unregulated vehicles will have the opportunity to make such an investment through the Fund.

C) Maintenance of Security and Other Assets in The Custody of a Bank - The Investment Funds typically do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange, as generally required of registered investment companies, in accordance with certain SEC rules. A registered investment company which places its securities in the custody of a member of a securities exchange is required to have a written custodian agreement, which provides that securities held in custody will be at all times individually segregated from the securities of any other person and marked to clearly identify such securities as the property of such investment company and which contains other provisions designed to protect the assets of such investment company. The Investment Funds in which the Fund invests may maintain custody of their assets with brokerage firms which do not separately segregate such customer assets as would be required in the case of registered investment companies, or may not use a custodian to hold their assets. Under the provisions of the Securities Investor Protection Act of 1970, as amended, the bankruptcy of any brokerage firm used to hold Investment Fund assets could have a greater adverse effect on the Fund than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies. There is also a risk that an Investment Fund Manager could convert assets committed to it by the Fund to its own use or that a custodian could convert assets committed to it by an Investment Fund Manager to its own use. There can be no assurance that the Investment Fund Managers or the entities they manage will comply with all applicable laws and that assets entrusted to the Investment Fund Managers will be protected.

FlowStone Opportunity Fund

Notes to the Financial Statements
September 30, 2022 (Unaudited) (Continued)

D) Investment Funds are Generally Non-diversified - While there are no regulatory requirements that the investments of the Investment Funds be diversified, some Investment Funds may undertake to comply with certain investment concentration limits. Investment Funds may at certain times hold large positions in a relatively limited number of investments. Investment Funds may target or concentrate their investments in particular markets, sectors or industries. Those Investment Funds that concentrate in a specific industry or target a specific sector will also be subject to the risks of that industry or sector, which may include, but are not limited to, rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry and sensitivity to overall market swings. As a result, the net asset values of such Investment Funds may be subject to greater volatility than those of investment companies that are subject to diversification requirements and this may negatively impact the NAV of the Fund.

E) Investment Funds’ Securities are Generally Illiquid - The securities of the Investment Funds in which the Fund invests or plans to invest will generally be illiquid. Subscriptions to purchase the securities of Investment Funds are generally subject to restrictions or delays. Similarly, the Fund may not be able to dispose of Investment Fund interests that it has purchased in a timely manner and, if adverse market conditions were to develop during any period in which the Fund is unable to sell Investment Fund interests, the Fund might obtain a less favorable price than that which prevailed when it acquired or subscribed for such interests, and this may negatively impact the net asset values of the Fund.

F) Investment Fund Operations Not Transparent - The Adviser does not control the investments or operations of the Investment Funds. An Investment Fund Manager may employ investment strategies that differ from its past practices and are not fully disclosed to the Adviser and that involve risks that are not anticipated by the Adviser. Some Investment Fund Managers may have a limited operating history, and some may have limited experience in executing one or more investment strategies to be employed for an Investment Fund. Furthermore, there is no guarantee that the information given to the Administrator and reports given to the Adviser with respect to the Fund Investments will not be fraudulent, inaccurate or incomplete.

G) Investments in Investment Funds of Foreign Investment Fund Managers - These investments may carry certain risks not ordinarily associated with investments in Investment Funds of domestic Investment Fund Managers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of liquidity and high valuation volatility.

4. Market Risk

The Fund is subject to market risk, which means the value of the Fund’s shares will fluctuate based on market conditions and shareholders could lose money. The value of the Fund’s shares could decline significantly and unexpectedly, based on many factors, including national and international political, economic, regulatory, interest rate levels, market, or other conditions, as well as global events such as war or other conflict, natural or environmental disasters and infectious disease outbreaks. Events in the financial markets and in the broader economy may cause uncertainty and volatility and may adversely affect Fund performance. Events in one market may impact other markets. Future events may impact the Fund in unforeseen ways.

5. Foreign Currency Risk

Although the Fund intends to invest predominantly in the United States, the Fund’s portfolio includes investments in different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund Investments that are denominated against the U.S. Dollar may result in a decrease of the Fund’s net asset value. The Adviser may or may not elect to hedge the value of investments made by the Fund against currency fluctuations, and even if the Adviser deems hedging appropriate, it may not be possible or practicable to hedge currency risk exposure. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

FlowStone Opportunity Fund

Notes to the Financial Statements
September 30, 2022 (Unaudited) (Continued)

6. Capital Share Transactions

The offering of shares of beneficial interest in the Fund (the “Shares”) is registered under the Securities Act of 1933, as amended. The initial offering of Shares was made at the initial NAV per Share of $10.00 on August 30, 2019, and thereafter Shares have been and are expected to be offered quarterly at the NAV per Share as of the date such Shares are purchased.

The Board may, from time to time and in its sole discretion, cause the Fund to repurchase Shares from Shareholders pursuant to written tenders by Shareholders at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Shares, the Board considers the recommendation of the Adviser, as well as a variety of other operational, business and economic factors. The Adviser anticipates recommending to the Board that, under normal market circumstances, the Fund conduct tender offers of no more than 5% of the Fund’s net assets quarterly on or about each January 1, April 1, July 1 and October 1. A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Shares from a Shareholder at any time prior to the day immediately preceding the first anniversary of the Shareholder’s purchase of such Shares.

During the six-months ended September 30, 2022, the Fund completed two tender offers. the results were as follows:

2023 Tender Offer Activity
Commencement Date	April 1, 2022	July 1, 2022
Tender Offer Expiration Date	April 29, 2022	August 1, 2022
Valuation Date	June 30, 2022	September 30, 2022

Tender Offer Date Net Asset Value	$17.64	$17.72
Shares Tendered	41,056	190,540
Value of Shares Tendered	$724,223	$3,374,366
Percentage of Shares Tendered	0.19%	0.67%

7. Fair Value Disclosures

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

●	Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date

●	Level 2 - Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active

●	Level 3 - Inputs that are unobservable

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine fair value based on its own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement; however, the determination of what constitutes “observable” requires significant judgment by the Valuation Committee. The Valuation Committee considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively

FlowStone Opportunity Fund

Notes to the Financial Statements
September 30, 2022 (Unaudited) (Continued)

involved in the relevant market. Private equity funds are generally restricted securities that are subject to substantial holding periods and restrictions on resale and are not traded in public markets. Accordingly, the Fund may not be able to resell such investments for extended periods, if at all.

As the Fund uses the NAV as a practical expedient to determine the fair value of certain Investment Funds, these investments have not been classified in the GAAP fair value hierarchy.

The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of September 30, 2022:

Investments	Level 1	Level 2	Level 3	Total
Investment Funds	$—	$—	$82,371,322	$82,371,322
Short-Term Investments	76,807,620	—	—	76,807,620
NAV as a practical expedient	—	—	—	345,304,010
Total	$76,807,620	$—	$82,371,322	$504,482,952

The following is a reconciliation of Investment Funds in which significant unobservable inputs (Level 3) were used in determining value:

Beginning balance March 31, 2022	Transfers into Level 3	Transfers out of Level 3	Total realized gain/(loss)	Total unrealized appreciation/ (depreciation)	Purchases	Capital distributions	Balance as of September 30, 2022
$41,319,235	$—	$(2,182,498)	$1,207,490	$7,975,537	$38,221,320	$(4,169,762)	$82,371,322

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2022:

Investment Type	Fair Value September 30, 2022	Valuation Methodologies	Unobservable Input	Input Range
Investment Funds	$82,371,322	Adjusted reported net asset value	Reported net asset value with fair value adjustments	Not applicable

8. Investment Management Fee and Other Expenses

A) Investment Advisory Fee - The Fund has entered into an investment management fee agreement (the “Investment Management Fee”) with the Adviser. In consideration of services provided, the Fund pays the Adviser a quarterly Investment Management Fee equal to 1.25% on an annualized basis of the greater of (i) the Fund’s NAV and (ii) the Fund’s NAV less cash and cash equivalents plus the total of all commitments made by the Fund that have not yet been drawn for investment. In no event will the Investment Management Fee payable by the Fund exceed 1.75% as a percentage of the Fund’s NAV. For purposes of determining the Investment Management Fee payable to the Adviser for any quarter, NAV is calculated prior to any reduction for any fees and expenses of the Fund for that quarter, including, without limitation, the Investment Management Fee payable to the Adviser for that quarter.

In addition, at the end of each calendar quarter of the Fund, the Adviser will be entitled to receive an Incentive Fee equal to 10% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account (as defined below). For the purposes of the Incentive Fee, the term “net profits” shall mean the amount by which the NAV of the Fund on the last day of the relevant period exceeds the NAV of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses). The Fund will maintain a memorandum account (the “Loss Recovery Account”), which will have an initial balance of zero and will be (i) increased upon the close of

FlowStone Opportunity Fund

Notes to the Financial Statements
September 30, 2022 (Unaudited) (Continued)

each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, and (ii) decreased (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. Shareholders will benefit from the Loss Recovery Account in proportion to their holdings of Shares.

The Adviser has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, certain transaction-related expenses, extraordinary expenses, and the Incentive Fee) do not exceed 1.95% on an annualized basis (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the Waiver, and (b) the expense limit in effect at the time of recoupment. The Expense Limitation Agreement will continue until at least August 29, 2023, and will automatically renew thereafter for consecutive twelve-month terms, provided that such continuance is specifically approved at least annually by a majority of the Trustees. The Expense Limitation Agreement may be terminated by the Fund’s Board of Trustees upon thirty days’ written notice to the Adviser.

At September 30, 2022 $223,524 is eligible for recoupment, broken out quarterly in the table below:

Quarter of Expiration
September 30, 2023	$95,584
December 31, 2023	$51,332
March 31, 2024	$76,608

B) Administration, Accounting, and Transfer Agent Fees - Pursuant to an agreement between the Fund and UMB Fund Services (the “Administrator”), the Administrator provides administration, fund accounting, and assists with compliance services to the Fund. The Fund pays the Administrator a basis point fee, subject to fee minimums, for various administration, fund accounting, and investor accounting and taxation services to the Fund, as well as certain out of pocket expenses.

C) Distribution - Effective August 29, 2022 UMB Distribution Services, LLC, a broker dealer, was engaged by FlowStone Opportunity Fund to serve as the Fund’s Distributor. Prior to August 29, 2022 Foreside Financial Services, LLC served as Distributor. The Distributor may retain additional unaffiliated broker-dealers to assist in the distribution of Fund shares.

D) Chief Compliance Officer and Chief Financial Officer Fees - Foreside Fund Officer Services, LLC provides chief compliance officer and chief financial officer services to the Fund under a Fund CCO Agreement and a Fund CFO Agreement.

E) Custodian Fees - UMB Bank N.A. serves as the custodian for the Fund’s assets and is responsible for maintaining custody of the Fund’s cash.

F) Fund Borrowing – The Fund entered into a line of credit agreement (the “Credit Agreement”) with Credit Suisse AG on August 23, 2022. The Credit Agreement matures on August 22, 2023 and may be extended from time to time. The terms of the Credit Agreement provide a $50,000,000 committed, secured revolving credit facility. The Credit Agreement provides for a commitment fee of 0.95% per annum on unused capacity plus interest accruing on any borrowed amounts, for any day, at a rate per annum equal to the highest of (a) the Prime Rate in effect on such day, (b) the Federal Funds Rate in effect on such day plus 0.50% and (c) a rate based on SOFR for a three-month tenor in effect on such day. At September 30, 2022, the outstanding balance was $—.

9. Federal Income Taxes

It is the Fund’s intention to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to a regulated investment company (“RIC”). The Fund intends to continue to operate so as to qualify to be taxed as a RIC under the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, among other requirements, the Fund is required to distribute at least 90% of its investment company taxable income, as defined by the Code. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. While the Fund intends to distribute substantially all of its taxable net investment income and capital

FlowStone Opportunity Fund

Notes to the Financial Statements
September 30, 2022 (Unaudited) (Continued)

gains, if any, in a manner necessary to minimize the imposition of a 4% excise tax, there can be no assurance that it will avoid any or all of the excise tax. In such event, the Fund will be liable only for the amount by which it does not meet the foregoing distribution requirements. The Fund has adopted September 30 as its tax year end.

If the Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Fund were ineligible to or otherwise were not to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions out of earnings and profits would be taxable to Shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment under Subchapter M.

In accounting for income taxes, the Fund follows the guidance in FASB ASC Codification 740, as amended by ASU 2009-06, “Accounting for Uncertainty in Income Taxes” (“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has concluded, there were no uncertain tax positions as of March 31, 2022 for federal income tax purposes or in, the Fund’s major state and local tax jurisdiction of Delaware.

Because U.S. federal income tax regulations differ from GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future. The tax basis components of distributable earnings may differ from the amounts reflected in the Statement of Assets, Liabilities and Shareholders’ Capital due to temporary book/tax differences arising primarily from partnership investments.

At September 30, 2022, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of Investments	$370,802,883
Gross Unrealized Appreciation	$87,642,954
Gross Unrealized Depreciation	(30,770,507)
Net Unrealized Appreciation/(Depreciation)	$56,872,447

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. Permanent differences due to differing book and tax treatments for the timing of the recognition of income, gain and losses and return of capital on certain partnership transactions resulted in reclassifications to increase total distributable earnings and decrease in paid-in capital as of September 30, 2021.

Undistributed long-term gains	$6,682,672
Tax accumulated earnings	6,682,672
Accumulated capital and other losses	(6,122,946)
Unrealized appreciation on investments	71,638,255
Total accumulated earnings/(deficit)	$72,197,981

The tax character of the distributions paid during the fiscal year ended September 30, 2021 and September 30, 2020 were as follows:

Distributions paid from:	2021	2020
Ordinary income	$—	$9,591
Net long term capital gains	—	—
Total distributions paid	$—	$9,591

FlowStone Opportunity Fund

Notes to the Financial Statements
September 30, 2022 (Unaudited) (Continued)

As of September 30, 2021, the Fund had qualified late-year ordinary losses of $6,122,946, which are deferred until fiscal year 2022 for tax purposes. Net late year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the funds next taxable year.

10. Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the six months ended September 30, 2022 were $179,681,297 and $0, respectively.

11. Indemnification

Under the Fund’s organizational documents, its officers and Board are indemnified against certain liabilities arising out of the performance of their services to the Fund. In addition, in the normal course of business, the Fund may enter into contracts and agreements that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

12. Commitments

As of September 30, 2022, the Fund had outstanding investment commitments to Investment Funds totaling approximately $129,994,654.

13. Recent Rulemaking

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund was required to implement and comply with Rule 18f-4 by August 19, 2022.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishe requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defined when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund was required to comply with the rules by September 8, 2022.

Management has assessed these new rules and they have had no impact on the Fund’s financial statements.

14. Subsequent Events

Management has evaluated subsequent events through the date the financial statements were issued, and has determined that there were no other subsequent events that require disclosure in or adjustment to the financial statements.

FlowStone Opportunity Fund

Other Information
September 30, 2022 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund c/o UMB Fund Services, by telephone at 1-888-799-0799 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available, without charge and upon request, on the SEC’s website at www.sec.gov.

Tax Information

For the year ended March 31, 2022, the Fund designates $8,368,152 as long-term capital gain distributions.

FlowStone Opportunity Fund

Privacy Notice
September 30, 2022 (Unaudited)

PRIVACY NOTICE

FACTS	WHAT DOES FLOWSTONE OPPORTUNITY FUND (“FLOWSTONE”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and name

● Address, phone number and e-mail address

● Transactions and account balances

When you are no longer our customer, we may continue to share your information as described in this notice.

How?

All financial companies need to share personal information to run their everyday business. In the section below, we list the reasons financial companies can share their personal information; the reasons we choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does FlowStone share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	No
For non-affiliates to market to you	No	No

Questions?	Call 1-888-799-0799 or go to www.flowstonepartners.com

FlowStone Opportunity Fund

Privacy Notice
September 30, 2022 (Unaudited) (Continued)

Who We Are
Who is providing this notice?	FlowStone Opportunity Fund (“FlowStone”)
What We Do
How does FlowStone protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured fi les and buildings.

We restrict access to information about you to those employees we determine need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards to protect this information.

We continuously assess new technology for protecting information and upgrade our systems where appropriate.

How does FlowStone collect my personal information?	We collect your personal information, for example, when you establish your investment or give us contact information.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes — information about your creditworthiness

● affiliates from using your information to market to you

● sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
For Other Important Information
For helpful information about identity theft, visit the Federal Trade Commission’s (FTC) consumer website at www.ftc.gov/idtheft.

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ITEM 1. REPORTS TO STOCKHOLDERS CONTINUED.

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant’s nominating committee accepts and reviews shareholder nominations for trustees. A shareholder nomination for trustee may be submitted to the registrant by sending the nomination to the nominating committee. The nominating committee will evaluate candidates recommended by management of the registrant and by shareholders in a similar manner, as long as the recommendation submitted by a shareholder includes at a minimum: the name, address and telephone number of the recommending shareholder and information concerning the shareholder’s interests in the registrant in sufficient detail to establish that the shareholder held shares on the relevant record date; and the name, address and telephone number of the recommended nominee and information concerning the recommended nominee’s education, professional experience, and other information that might assist the nominating committee in evaluating the recommended nominee’s qualifications to serve as a trustee.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	FlowStone Opportunity Fund

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar, Chief Financial Officer, Treasurer
(Principal Financial Officer)

Date	December 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott Conners
Scott Conners, President
(Principal Executive Officer)

Date	December 6, 2022

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar, Chief Financial Officer, Treasurer
(Principal Financial Officer)

Date	December 6, 2022

*	Print the name and title of each signing officer under his or her signature.